THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE

================================================================================


DEAR SHAREHOLDER:

     The management of the Rodney Square Multi-Manager Fund is pleased to report to you the activity of the Fund for the year ended December 31, 1997.

PORTFOLIO REVIEW *

     For the third consecutive year, the stock market was very rewarding to most equity investors, including shareholders of the Growth Portfolio (the "Portfolio"). The total return presented below represents change in the market value plus capital gains distributed during the year. The return assumes that distributions are reinvested.

                 Net Asset Value      Capital Gains   Net Asset Value    Total Return
Portfolio        as of 12/31/96        Distributed    as of 12/31/97   1/1/97 to 12/31/97
---------        --------------       -------------   --------------   ------------------
Growth               $19.22               $3.10          $21.37             27.50%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Strong domestic business fundamentals propelled U.S. equity markets to a third consecutive year of returns over 20%. The Standard & Poor's 500 Index ("S&P 500"), an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, achieved a gain of 33.36% for the year. The Russell 2000, comprised of stocks of the smallest 2,000 of the 3,000 largest U.S. companies, based on market capitalization, was up 22.36%. The Growth Portfolio had a 27.50% return, which compared favorably to the 25.17% return for the Lipper growth funds.

     Low unemployment, strong corporate profits, subdued inflation, and investors' continued preference for stocks benefited U.S. equity markets in 1997, despite volatility caused by higher interest rates in the spring and the Asian economic crisis in the fall. Although the October turmoil in the Far East caused a significant selloff across all equity markets, investors eventually turned to large blue chip stocks and U.S. Government bonds in a "flight to quality". Despite a mid-year period of relative strength, small and medium cap stocks continued to underperform their larger counterparts, particularly among growth stocks. Over the past five years, the S&P 500 Index has outperformed the Russell 2000 Index by almost four percentage points per year.

     The leading market sector for the year was financial services, as banks, brokerage firms, and insurance companies benefited from consolidation, lower interest rates, and strong loan growth. Other strong performers were the airlines, oil servicing, and selected electric utilities, which benefited from lower interest rates and deregulation. The volatile technology sector reflected the general tone of the market, as larger issues thrived while many smaller issues finished the year at half of their value at the end of 1996.



----------

* Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The total return does not reflect the effect of the maximum sales load of 4.00%. See Financial Highlights on page 10.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE--continued

================================================================================



     As was the case in 1996, the Portfolio's primary focus remained on quality technology issues, which represented 43% of the Portfolio's holdings at year end. The Portfolio's outstanding relative performance for 1997 is particularly noteworthy given the overweighting in technology and an underweighting in the leading financial services sector. Other key holdings were health care and retail, economic sectors that are relatively isolated from international turmoil. Frontier Capital Management Corporation ("Frontier") and William Blair & Company ("Blair") both contributed to performance by focusing their strong research capabilities on companies poised for growth over the next several years.

 SUMMARY

     As 1998 dawned, investors' primary concern was the potential impact of the Asian financial crisis. Among the key interrelated concerns were the prospects for deflation and lower corporate profits, and their potential impact on investor and consumer confidence.



COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                             Dec-87         Dec-88         Dec-89         Dec-90         Dec-91         Dec-92         Dec-93
RS Growth Portfolio(Load)    $ 9,600.00     $11,610.24     $14,762.42     $13,706.91     $19,400.76     $20,555.10     $23,549.98
S&P 500                       10,000.00      11,661.00      15,356.37      14,880.32      19,412.87      20,892.13      22,998.06


                             Dec-94         Dec-95         Dec-96         Dec-97
RS Growth Portfolio(Load)    $23,495,81     $30,175.67     $37,493.28     $47,710.19
S&P 500                       23,301.63      32,058.38      39,418.99      52,569.17



                   AVERAGE ANNUAL TOTAL RETURN

                             1 Year     5 Year    10 Year
S&P 500                      33.36%     20.78%    18.05%
RS GROWTH (N.A.V.)**         27.50%     18.39%    17.43%
RS GROWTH (LOAD)             22.40%     17.42%    16.95%


* Past performance is not indicative of future results. The values shown for the Portfolio reflect the effect of the maximum sales load of 4.00% on a hypothetical initial investment of $10,000 and with dividends reinvested. Returns are higher due to maintenance of the Portfolio's expenses by Rodney Square Management Corporation. See Financial Highlights on page 10.

**   NAV does not reflect the load.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE -- continued

================================================================================

     The Portfolio's ten largest holdings as of December 31, 1997 are listed below:

                         Automatic Data Processing, Inc.
                          Household International, Inc.
                           Molex, Inc. Class A Shares
                          Shared Medical Systems Corp.
                                Home Depot, Inc.
                                  Acxiom Corp.
                                 Tech Data Corp.
                         Maxim Integrated Products, Inc.
                                First Data Corp.
                                Healthsouth Corp.

     These positions change over time and may not be in the portfolio at any time other than December 31,1997.

FUND CHANGES

     On February 23, 1998, Fund shareholders approved several significant changes to the operations of the Portfolio including the assumption of full investment management responsibility by Wilmington Trust Company, the parent of Rodney Square Management Corporation, and a change in investment objective whereby the Portfolio will seek "superior long-term growth of capital". Wilmington Trust Company assumed investment control of the Portfolio from the previous sub-advisors, Frontier and Blair, on February 24, 1998.

     Up to this point, the Portfolio could be invested in the securities of either large or small capitalization companies. Going forward, the Portfolio's investment policy calls for investments to be made in large capitalization equity securities with strong growth characteristics. The Portfolio's new focus on large growth companies was made in recognition of the increasing sophistication of our investors, many of whom prefer to make their own decisions when allocating investments between large and small companies. To better reflect this new focus, the Fund's name has been changed to "The Rodney Square Strategic Equity Fund" and the name of the portfolio to the "Large Cap Growth Equity Portoflio".

     We invite your questions and comments and thank you for your investment in the Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                       Sincerely,




                                       /s/ ROBERT J. CHRISTIAN
                                       --------------------------------------
                                       Robert J. Christian
                                       President

February 27, 1998

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENTS / DECEMBER 31, 1997
(Showing Percentage of Total Value of Net Assets)

================================================================================


                                                                                 Value
                                                                 Shares         (Note 2)
                                                                 ------         --------
COMMON STOCK -- 95.3%

COMMUNICATIONS & BROADCASTING--1.9%
  Airtouch Communications, Inc.* ......................           28,000       $1,163,750
  Lamar Advertising Co.* ..............................            8,700          345,825
  Transaction Network Services, Inc.* .................           13,950          240,637
                                                                                ---------
      TOTAL COMMUNICATIONS & BROADCASTING                                       1,750,212
                                                                                ---------

  FINANCE, INSURANCE & REAL ESTATE--7.6%
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS--2.7%
    Green Tree Financial Corp. ........................           10,000          261,875
    Household Intl., Inc. .............................           17,000        2,168,563
                                                                                ---------
                                                                                2,430,438
                                                                                ---------
   SECURITY & COMMODITY BROKERS, DEALERS
      & SERVICES--2.2%
    Credit Acceptance Corp.* ..........................           30,000          232,500
    Jefferies Group, Inc. .............................            9,000          368,437
    Raymond James Financial, Inc. .....................           36,489        1,448,157
                                                                                ---------
                                                                                2,049,094
                                                                                ---------
   STATE & NATIONAL BANKS--2.7%
    MBNA Corp. ........................................           37,500        1,024,219
    State Street Corp. ................................           25,000        1,454,687
                                                                                ---------
                                                                                2,478,906
                                                                                ---------
        TOTAL FINANCE, INSURANCE & REAL ESTATE                                  6,958,438
                                                                                ---------
  MANUFACTURING--37.5%
   CHEMICALS & ALLIED PRODUCTS--2.6%
    Airgas, Inc. (Rights 1/1000  Share
     of Preferred @ $100 Exp. 4/1/07)* ................           48,700          681,800
    Cambrex Corp. .....................................            7,700          354,200
    Hanna (M.A.) Co. ..................................           44,000        1,111,000
    The Scotts Co.* ...................................            7,000          211,750
                                                                                ---------
                                                                                2,358,750
                                                                                ---------
   COMPUTER & OFFICE EQUIPMENT--6.2%
    Accent Color Sciences, Inc.* ......................            9,300           22,669
    Black Box Corp.* ..................................           31,400        1,110,775
    Computer Products, Inc.* ..........................           13,900          314,488
    Data General Corp. (Rights 1/100 Share
    of Junior Preferred @ $100)* ......................           37,800          659,138
    Digital Link Corp.* ...............................            1,500           14,437
    Hyperion Software Corp.* ..........................           18,100          647,075
    Intel Corp. .......................................           16,000        1,124,000
    Intergraph Corp.* .................................           25,900          259,000
    Linear Technology Corp. ...........................           10,000          576,250
    Microsoft Corp.* ..................................            6,000          775,500
    Paxar Corp.* ......................................           12,300          182,193
                                                                                ---------
                                                                                5,685,525
                                                                                ---------

                                                                                 Value
                                                                 Shares         (Note 2)
                                                                 ------         --------
   ELECTRICAL MEASUREMENT & TEST INSTRUMENTS--0.8%
    Genrad, Inc.* .....................................           23,000       $  694,312
                                                                                ---------

   FOOD & BEVERAGE--0.6%
    Smithfield Foods, Inc.* ...........................           16,200          534,600
                                                                                ---------

   IRON & STEEL--0.1%
    Quanex Corp. ......................................            3,000           84,375
                                                                                ---------

   MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES--9.3%
    American Precision Industries .....................            6,500          135,281
    ANADIGICS, Inc.* ..................................            8,700          262,088
    Benchmark Electronics, Inc.* ......................            8,200          182,962
    Berg Electronics Corp.* ...........................           27,200          618,800
    Burr-Brown Corp. * ................................           14,100          452,963
    Exar Corp.* .......................................            9,300          153,450
    Genlyte Group, Inc.* ..............................           14,600          259,150
    Lattice Semiconductor Corp.* ......................           16,250          769,844
    Maxim Integrated Products, Inc.* ..................           45,200        1,559,400
    Microchip Technology, Inc.* .......................           20,850          625,500
    Molex, Inc. (A Shares) ............................           72,937        2,096,939
    Phototronics, Inc. * ..............................            8,400          203,700
    Semtech Corp.* ....................................            3,100          121,287
    Symbol Technologies, Inc.* ........................           19,200          724,800
    Windmere-Durable Holdings, Inc.,
     (Warrants, Exp. 01/19/98, Exercise
      Price $7.50) ....................................              131            1,973
    Xilinx, Inc.* .....................................           10,000          350,625
                                                                                ---------
                                                                                8,518,762
                                                                                ---------
   MISC. INDUSTRIAL MACHINERY & EQUIP.--4.4%
    Applied Power, Inc. (A Shares) ....................           12,000          828,000
    Camco Intl., Inc. .................................            8,800          560,450
    Harman Intl. Industries, Inc. .....................           18,900          802,069
    Illinois Tool Works, Inc. .........................           12,000          721,500
    Innovative Valve Technologies, Inc.* ..............            1,000           20,250
    Tower Automotive, Inc.* ...........................           11,500          483,719
    Varco Intl., Inc.* ................................           16,200          347,288
    Watts Industries, Inc. (A Shares) .................            8,600          243,488
                                                                                ---------
                                                                                4,006,764
                                                                                ---------
   MISC. MANUFACTURING INDUSTRIES--2.4%
    Blyth Industries, Inc.* ...........................           20,000          598,750
    Brown & Sharpe Manufacturing Co. ..................
      (A Shares) ......................................           13,200          134,475
    Cavalier Homes, Inc. ..............................            3,046           29,698
    Continental Homes Holding Corp. ...................            7,600          305,900
    Cuno, Inc.* .......................................           10,000          152,500
    Fairfield Communities, Inc.* ......................            7,600          335,350
    Pittway Corp. (A Shares) ..........................            8,400          584,850
                                                                                ---------
                                                                                2,141,523
                                                                                ---------




    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENTS  -- continued

================================================================================



                                                                          Value
                                                          Shares         (Note 2)
                                                          ------         --------
 PHARMACEUTICAL PREPARATIONS--2.7%
  Elan Corp. plc ADR* .........................           10,000       $  511,875
  R.P. Scherer Corp.* .........................           15,100          921,100
  Smithkline Beecham plc ADR ..................           20,000        1,028,750
                                                                       ----------
                                                                        2,461,725
                                                                       ----------
 PRECISION INSTRUMENTS & MEDICAL SUPPLIES--3.2%
  ATL Ultrasound, Inc.* .......................           17,800          818,800
  Boston Scientific Corp.* ....................           10,000          458,750
  Cognex Corp.* ...............................           15,000          408,750
  Invacare Corp. ..............................           17,400          378,450
  Medtronic, Inc. .............................           15,000          784,688
  Respironics, Inc.* ..........................            5,400          120,825
                                                                       ----------
                                                                        2,970,263
                                                                       ----------
 PRINTING & PUBLISHING--1.7%
  Applied Graphics Technology, Inc.* ..........            7,000          372,750
  Gibson Greeting, Inc. .......................           10,000          218,750
  Wallace Computer Services, Inc. .............           25,000          971,875
                                                                       ----------
                                                                        1,563,375
                                                                       ----------
 SHIPS & BOAT BUILDING & REPAIRS--0.3%
  Halter Marine Group, Inc.* ..................            8,850          255,544
                                                                       ----------

 TELECOMMUNICATIONS EQUIPMENT--2.4%
  Allen Telecom, Inc.* ........................           14,200          261,812
  Analog Devices, Inc.* .......................           29,600          819,550
  Coherent Communications
    Systems Corp.* ............................            7,900          220,212
  Digital Microwave Corp.* ....................           14,600          211,700
  Microwave Power Devices, Inc.* ..............           12,300           86,100
  Network Equipment Technologies, Inc.* .......           19,500          285,188
  Oak Industries, Inc.* .......................            7,300          216,718
  Ortel Corp.* ................................            5,000           78,750
                                                                       ----------
                                                                        2,180,030
                                                                       ----------
 TRANSPORTATION--0.2%
  Fritz Companies, Inc.* ......................           16,100          224,394
                                                                       ----------

 TRANSPORTATION EQUIPMENT--0.6%
  Dura Automotive Systems, Inc.* ..............            6,600          163,350
  Wabash National Corp. .......................           13,400          381,062
                                                                       ----------
                                                                          544,412
                                                                       ----------
      TOTAL MANUFACTURING ......................................       34,224,354
                                                                       ----------

MINING--2.0%
 CRUDE PETROLEUM & NATURAL GAS--1.3%
  BJ Services Co.* ............................            6,200          446,013
  Cal Dive International, Inc.* ...............            4,700          115,150
  Devon Energy Corp. ..........................            8,400          323,400
  Snyder Oil Corp. ............................           11,900          217,175
  Tom Brown, Inc.* ............................            3,100           59,675
                                                                       ----------
                                                                        1,161,413
                                                                       ----------


                                                                          Value
                                                          Shares         (Note 2)
                                                          ------         --------
MISCELLANEOUS METAL ORES--0.7%
   Minerals Technologies, Inc. ................           15,000       $  681,562
                                                                       ----------

       TOTAL MINING ............................................        1,842,975
                                                                       ----------

 SERVICES--32.2%
  AMUSEMENT & RECREATION SERVICES--1.2%
   Carnival Corp. .............................           15,000          830,625
   Scientific Games Holdings Corp. ............
    (Rights 1/100 of Junior Preferred
     @ $84 Exp. 08/11/07)* ....................           10,300          208,575
                                                                       ----------
                                                                        1,039,200
                                                                       ----------
  BUSINESS SERVICES--9.9%
   Automatic Data Processing, Inc. ............           45,500        2,792,563
   CDI Corp.* .................................            8,900          407,175
   Cendant Corp.* .............................           40,000        1,375,000
   Donnelley Enterprise Solutions, Inc.* ......            6,100           48,800
   F.Y.I., Inc.* ..............................            7,700          177,100
   First Data Corp. ...........................           53,000        1,550,250
   Gartner Group Inc. (A Shares)* .............           35,000        1,303,750
   Norrell Corp. ..............................           17,000          337,875
   PMT Services, Inc.* ........................           20,100          278,888
   Reuters Holding plc ADR ....................            5,000          331,250
   Service Experts, Inc.* .....................            4,900          140,263
   Tetra Technologies, Inc.* ..................            7,800          164,288
   TMP Worldwide, Inc.* .......................            8,100          186,300
                                                                       ----------
                                                                        9,093,502
                                                                       ----------
  COMPUTER SERVICES--15.3%
   Acxiom Corp.* ..............................           97,800        1,882,650
   American Management Systems, Inc.* .........           28,100          547,950
   BA Merchant Services, Inc. (A Shares)* .....           30,000          532,500
   Boole & Babbage, Inc.* .....................           14,850          443,644
   Broadway & Seymour, Inc.* ..................           10,900          104,912
   Cognizant Corp. ............................           15,000          668,438
   Computer Task Group, Inc. ..................           17,800          633,012
   Factset Research Systems, Inc.* ............            5,400          166,050
   Fiserv, Inc.* ..............................           22,412        1,100,990
   Gensym Corp. (Rights 1/1000 share
    of Junior Preferred @ $35 Exp 04/8/07)* ...            7,200           32,850
   Hypercom Corp.* ............................            6,500           91,812
   IA Corp. I* ................................            9,500           18,406
   Information Management Assoc.* .............            7,200           67,500
   JDA Software Group, Inc.* ..................            4,700          164,500
   Manugistics Group, Inc.* ...................           10,800          481,950
   Mapics, Inc.* ..............................           16,000          174,000
   Marcam Solutions* ..........................            8,000           58,000
   Mastech Corp.* .............................            7,300          231,775
   Mentor Graphics Corp.* .....................           20,700          200,531
   Oracle Systems Corp.* ......................           15,000          334,687



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENTS  -- continued

================================================================================



                                                                          Value
                                                          Shares         (Note 2)
                                                          ------         --------
  Project Software, Inc.* .....................            7,000       $  164,500
  PSW Technologies, Inc.* .....................            6,700           97,150
  SCI Systems, Inc.* ..........................           23,200        1,010,650
  Shared Medical Systems Corp. ................           30,000        1,980,000
  State of The Art, Inc.* .....................            7,700          125,125
  Sterling Commerce, Inc.* ....................           20,000          768,750
  Sungard Data Systems, Inc.* .................           47,600        1,475,600
  System Software Associates, Inc. ............           14,900          130,375
  Telxon Corp. ................................           13,300          317,537
                                                                       ----------
                                                                       14,005,844
                                                                       ----------
 HOTELS & OTHER LODGING PLACES--0.2%
  Servico, Inc.* ..............................           11,200          189,000
                                                                       ----------

 MEDICAL & HEALTH SERVICES--3.9%
  Covance, Inc.* ..............................           25,000          496,875
  Coventry Corp.* .............................           17,000          259,250
  Curative Health Services, Inc.* .............            7,400          224,775
  Healthsouth Corp.* ..........................           55,000        1,526,250
  Interim Services, Inc.* .....................           26,300          680,513
  Medirisk, Inc.* .............................            8,100           89,100
  Res-Care, Inc.* .............................            8,900          258,100
                                                                       ----------
                                                                        3,534,863
                                                                       ----------
 PERSONAL SERVICES--0.7%
  Stewart Enterprises, Inc. (A Shares) ........           14,550          678,394
                                                                       ----------

 SANITARY SERVICES--1.0%
  Allied Waste Industries, Inc.* ..............           28,400          662,075
  Superior Services, Inc.* ....................            9,900          285,863
                                                                       ----------
                                                                          947,938
                                                                       ----------
      TOTAL SERVICES ...........................................       29,488,741
                                                                       ----------
TRANSPORTATION--2.9%
  AirExpress International Corp. ..............           44,887        1,369,054
  Sea Containers, Ltd. (A Shares) .............           11,300          361,600
  USFreightways Corp. .........................           29,000          942,500
                                                                       ----------
      TOTAL TRANSPORTATION .....................................        2,673,154
                                                                       ----------

WHOLESALE & RETAIL TRADE--11.2%
 MISCELLANEOUS RETAIL STORES--0.8%
  Best Buy Co., Inc.* .........................           14,000          516,250
  West Marine, Inc. ...........................            7,100          158,862
                                                                       ----------
                                                                          675,112
                                                                       ----------
 RETAIL APPAREL & ACCESSORY STORES--1.5%
  Gymboree Corp. ..............................           11,600          317,550
  Linens 'n Things, Inc.* .....................           17,500          763,438
  Stage Stores, Inc. * ........................            7,400          276,575
                                                                       ----------
                                                                        1,357,563
                                                                       ----------

                                                                          Value
                                                          Shares         (Note 2)
                                                          ------         --------
 RETAIL BUILDING MATERIALS--3.0%
  Barnett, Inc.* ..............................            5,600       $  123,200
  Home Depot, Inc. ............................           32,000        1,884,000
  Lowe's Companies, Inc. ......................           15,000          715,312
                                                                       ----------
                                                                        2,722,512
                                                                       ----------
 RETAIL EATING & DRINKING PLACES--0.3%
  Applebee's Intl., Inc. (Rights 1/1000,
    Share of Preferred @
     $75 Exp. 09/07/04) .......................           17,000          307,062
                                                                       ----------

 RETAIL FURNITURE & APPLIANCE STORES--0.8%
  Williams-Sonoma, Inc.* ......................           17,900          749,563
                                                                       ----------

 WHOLESALE ELECTRONIC EQUIP. & COMPUTERS--2.2%
  Daisytek Intl. Corp.* .......................            8,200          284,950
  Tech Data Corp.* ............................           43,800        1,702,725
                                                                       ----------
                                                                        1,987,675
                                                                       ----------
 WHOLESALE MISCELLANEOUS--2.6%
  Applied Industrial Technology, Inc. .........           12,900          345,075
  Staples, Inc.* ..............................           35,000          971,250
  Viking Office Products, Inc.* ...............           50,000        1,090,625
                                                                       ----------
                                                                        2,406,950
                                                                       ----------
      TOTAL WHOLESALE & RETAIL TRADE ...........................       10,206,437
                                                                       ----------
      TOTAL COMMON STOCK
       (COST $49,860,380) ......................................       87,144,311
                                                                       ----------


REPURCHASE AGREEMENTS--4.8%

                                                            Par
                                                           (000)
                                                           -----
    With UBS Securities , Inc. at 6.80%,
     dated 12/31/97, to be repurchased
     at  $4,430,173 on  01/02/98,
     collaterialized by  $4,614,734
     Government National Mortgage
     Association securities with
     various maturities to 11/15/32
     (market value $4,521,241)
     (COST $4,428,500) ........................            4,429            4,428,500
                                                                          -----------

  TOTAL INVESTMENTS
   (COST $54,288,880)--100.1% ..................................           91,572,811

  OTHER ASSETS AND
   LIABILITIES, NET--(0.1)% ....................................             (127,671)
                                                                          -----------
  NET ASSETS--100.0% ...........................................          $91,445,140
                                                                          ===========

*  Non-income producing security.



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

================================================================================



STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997


ASSETS:
Investments in securities (including repurchase agreement of
   $4,428,500), at market (identified cost $54,288,880) (Note 2) ......                       $91,572,811
Dividends and interest receivable .....................................                            39,235
Receivable for investment securities sold .............................                             6,877
Receivable for Fund shares sold .......................................                             1,466
Other assets ..........................................................                               238
                                                                                              -----------
   Total assets .......................................................                        91,620,627
                                                                                              -----------

LIABILITIES:
Due to Manager (Note 4) ...............................................       $    76,277
Other accrued expenses (Note 4) .......................................            99,210
                                                                              -----------

   Total liabilities ..................................................                           175,487
                                                                                              -----------

NET ASSETS ............................................................                       $91,445,140
                                                                                              ===========


NET ASSETS CONSIST OF:
Shares of beneficial interest .........................................                       $    42,796
Additional paid-in capital ............................................                        54,118,413
Net unrealized appreciation of investments (Note 3) ...................                        37,283,931
                                                                                              -----------

NET ASSETS, for 4,279,574 shares outstanding ..........................                       $91,445,140
                                                                                              ===========


NET ASSET VALUE and redemption price per share ($91,445,140 divided by
   4,279,574 outstanding shares of beneficial interest, $0.01 par
   value) .............................................................                            $21.37
                                                                                                   ======


Maximum offering price per share (100/96.00 of $21.37) ................                            $22.26
                                                                                                   ======


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS -- continued

================================================================================



STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997

INVESTMENT INCOME:
   Dividends ....................................................                 $  293,753
   Interest .....................................................                    147,388
                                                                                 -----------
   Total investment income ......................................                    441,141
                                                                                 -----------


EXPENSES:
   Management fee (Note 4) ......................................   $  840,071
   Distribution expenses (Note 4) ...............................       26,982
   Custodian fee (Note 4) .......................................       37,836
   Transfer Agent fee (Note 4) ..................................       18,081
   Administration fee (Note 4) ..................................       75,606
   Accounting fee (Note 4) ......................................       45,000
   Trustees' fees and expenses (Note 4) .........................        5,850
   Legal fees ...................................................       31,132
   Audit fees ...................................................       32,000
   Registration fees ............................................       14,629
   Shareholder reports ..........................................       20,377
   Miscellaneous ................................................       14,421
                                                                    ----------
   Total expenses ...............................................                  1,161,985
                                                                                 -----------
Net investment loss .............................................                   (720,844)
                                                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment transactions .................                 12,134,827
   Net change in unrealized appreciation of investments .........                  8,815,986
                                                                                 -----------

   Net gain on investments ......................................                 20,950,813
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............                $20,229,969
                                                                                 ===========



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS -- continued

================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss .....................................       $   (720,844)
   Net realized gain on investment transactions ............         12,134,827
   Net change in unrealized appreciation of investments ....          8,815,986
                                                                   ------------
   Net increase in net assets resulting from operations ....         20,229,969
                                                                   ------------
Distributions to shareholders from:
   Net capital gain ........................................        (11,758,959)
                                                                   ------------
Increase in net assets from Fund share transactions (Note 5)          6,800,389
                                                                   ------------
Increase in net assets .....................................         15,271,399
                                                                   ------------

NET ASSETS:
   Beginning of year .......................................         76,173,741
                                                                   ------------
   End of year .............................................       $ 91,445,140
                                                                   ============

FOR THE YEAR ENDED DECEMBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss .....................................       $   (551,197)
   Net realized gain on investment transactions ............          9,091,297
   Net change in unrealized appreciation of investments ....          6,815,611
                                                                   ------------
   Net increase in net assets resulting from operations ....         15,355,711
                                                                   ------------
Distributions to shareholders from:
   Net capital gain ........................................         (8,583,660)
                                                                   ------------
Increase in net assets from Fund share transactions (Note 5)          3,090,954
                                                                   ------------
Increase in net assets .....................................          9,863,005
                                                                   ------------
NET ASSETS:
   Beginning of year .......................................         66,310,736
                                                                   ------------
   End of year .............................................       $ 76,173,741
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- continued

================================================================================



The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                                            For the Years Ended December 31,
                                                        ------------------------------------------------------------------
                                                        1997            1996            1995            1994          1993
                                                        ----            ----            ----            ----          ----
NET ASSET VALUE - BEGINNING OF YEAR .............   $     19.22     $     17.41     $    15.14     $    16.39     $    15.56

INVESTMENT OPERATIONS:
   Net investment loss* .........................         (0.19)          (0.15)         (0.10)         (0.03)         (0.03)
   Net realized and unrealized gain (loss)
      on investments ............................          5.44            4.37           4.38          (0.02)          2.29
                                                    -----------     -----------     ----------     ----------     ----------
         Total from investment operations .......          5.25            4.22           4.28          (0.05)          2.26
                                                    -----------     -----------     ----------     ----------     ----------

DISTRIBUTIONS:
   From net realized gain on investments ........         (3.10)          (2.41)         (2.01)         (1.20)         (1.43)
                                                    -----------     -----------     ----------     ----------     ----------

NET ASSET VALUE - END OF YEAR ...................   $     21.37     $     19.22     $    17.41     $    15.14     $    16.39
                                                    ===========     ===========     ==========     ==========     ==========

TOTAL RETURN ** .................................         27.50%          24.25%         28.43%         (0.23)%        14.57%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................          1.38%           1.43%          1.43%          1.38%          1.42%
   Net investment loss ..........................         (0.86)%         (0.78)%        (0.53)%        (0.17)%        (0.18)%
Portfolio turnover rate .........................         28.05%          34.84%         49.12%         37.05%         44.38%
Average commission rate paid +...................   $     0.058     $     0.063             --             --             --
Net assets at end of year (000 omitted) .........   $    91,445     $    76,174     $   66,311     $   65,267     $   66,091

* Per share information for net investment loss for the years ended December 31, 1996 and 1997 were calculated using the average shares outstanding method.

** These results do not include the sales load. If the sales load had been included, the returns would have been lower.

+ Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================



1. DESCRIPTION OF THE FUND. The Rodney Square Multi-Manager Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust. The Declaration of Trust, dated August 19, 1986, as last amended on February 15, 1993, permits the Board of Trustees to establish separate series each of which issues a separate class of shares. The Growth Portfolio (the "Portfolio") is the only series currently offered by the Fund. The investment objective of the Growth Portfolio is to produce superior long-term capital appreciation by investing in securities of companies which are judged by its portfolio advisers to possess strong growth characteristics.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     Security Valuation. The Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     Repurchase Agreements. The Portfolio, through it's custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 101% of the resale price. Rodney Square Management Corporation ("RSMC") is responsible for determining that the value of these underlying securities is at all times equal to at least 101% of the resale price.

     Federal Income Taxes. The Portfolio is treated as a separate entity and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been made in the financial statements. The portfolio has reclassified $(376,872) and $(343,972) from accumulated net investment loss to accumulated net realized gains and additional paid-in capital, respectively. These reclassifications were made to present undistributed income and accumulated gains on a tax basis and have no impact on the net asset value of the portfolio.

     Distributions to Shareholders. Distributions of net investment income earned and net capital gains realized by the Portfolio, if any, will be made annually in December. An additional distribution may be made if necessary.

     Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Other. Investment security transactions are accounted for on a trade date basis. The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================



3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the fiscal year ended December 31, 1997, purchases and sales of investment securities (excluding short-term investments) were $22,751,666 and $32,706,580, respectively.

     The following balances for the Portfolio are as of December 31, 1997:

         Cost for       Net Tax Basis   Tax Basis Gross   Tax Basis Gross
      Federal Income     Unrealized       Unrealized        Unrealized
        Tax Purposes     Appreciation     Appreciation      Depreciation
      --------------    -------------   ---------------   ---------------
        $54,288,880      $37,283,931      $39,210,052      $(1,926,121)


4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund employs RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which in turn is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, to provide asset management, consulting services and other services to the Fund. The Portfolio's assets are managed by portfolio advisers who have entered into advisory agreements with RSMC and the Fund. It is anticipated that the Portfolio will ordinarily be served by at least two portfolio advisers. RSMC, as well as each portfolio adviser, is considered an "investment adviser" to the Portfolio as that term is defined in the 1940 Act.

     For management services to the Fund, RSMC receives an annual fee equal to 1.00% of the average daily net assets of the Portfolio up to $200 million of Fund net assets and 0.95% of the average daily net assets in excess of $200 million. RSMC has agreed to waive its fees or reimburse the Portfolio monthly to the extent that operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of average daily net assets. The management fees earned by RSMC for the fiscal year ended December 31, 1997 amounted to $840,071.

     RSMC serves as Administrator to the Fund under an Administration Agreement dated December 31, 1992. Pursuant to this agreement, RSMC is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Fund at an annual rate of 0.09% of the Portfolio's average daily net assets. The administration fee earned by RSMC for the fiscal year ended December 31, 1997 amounted to $75,606.

     WTC serves as Custodian of the assets of the Fund. For its services, WTC is paid an annual fee based upon the average daily net assets of the Portfolio as follows: 0.025% of average daily net assets of the Portfolio up to $50 million; 0.020% of average daily net assets of the Portfolio in excess of $50 million up to $100 million and 0.015% of average daily net assets of the Portfolio over $100 million, plus $15 per purchase, sale or maturity of a portfolio security. The custodian fee is subject to a minimum charge of $1,000 per month, exclusive of any transaction charges.

     RSMC serves as Transfer and Dividend Paying Agent for the Fund pursuant to a Transfer Agent Agreement with the Fund dated December 31, 1992. For its services, the Fund pays RSMC $7 per shareholder account per year, plus various other transaction fees, subject to a minimum of $1,000 per month, plus out-of-pocket expenses.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================



     Pursuant to a Distribution Agreement with the Fund dated December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Fund's Board of Trustees has adopted, and the Fund's shareholders have approved, a distribution plan with respect to the Portfolio pursuant to Rule 12b-1 under the 1940 Act to allow the Fund to reimburse RSD for certain distribution activities and to allow WTC to incur certain expenses, the payment of which may be considered to constitute indirect payment by the Fund of distribution expenses. The Board of Trustees has authorized annual payments of up to 0.25% of the Portfolio's average daily net assets to reimburse RSD for such expenses. For the fiscal year ended December 31, 1997, such expenses amounted to $26,982.

     RSMC determines the net asset value per share of the Portfolio and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of the Portfolio. For its services, RSMC receives an annual fee of $45,000 plus an amount equal to 0.02% of that portion of the Portfolio's average daily net assets in excess of $100 million. For the fiscal year ended December 31, 1997, RSMC's fees for accounting services amounted to $45,000.

     The salaries of all officers of the Fund, the Trustees who are "interested persons" of the Fund, RSMC, RSD, or their affiliates and all personnel of the Fund, RSMC or RSD performing services related to research, statistical and investment activities are paid by RSMC, RSD or their affiliates. For the fiscal year ended December 31, 1997 the fees and expenses of the "non-interested" Trustees amounted to $5,850.

5. FUND SHARES. At December 31, 1997, there was an unlimited number of shares of beneficial interest, $0.01 par value, authorized. The following table summarizes the activity in shares of the Portfolio:

                                           For the Fiscal Year Ended     For the Fiscal Year Ended
                                               December 31, 1997            December 31, 1996
                                           -------------------------    --------------------------
                                              Shares       Amount         Shares        Amount
                                            ---------   -----------     ---------     ----------
   Shares sold ...........................    179,170   $ 3,907,003       167,501     $3,187,296
   Shares issued to shareholders .........
     in reinvestment of distributions ....    490,664    10,372,625       392,595      7,522,118
   Shares redeemed .......................   (354,225)   (7,479,239)     (404,017)    (7,618,460)
                                            ---------   -----------     ---------     ----------
   Net increase ..........................    315,609   $ 6,800,389       156,079     $3,090,954
                                                        ===========                   ==========
   Shares outstanding: ...................
   Beginning of year .....................  3,963,965                   3,807,886
                                            ---------                   ---------
   End of year ...........................  4,279,574                   3,963,965
                                            =========                   =========

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- continued

================================================================================



6. OPERATIONAL CHANGES TO THE PORTFOLIO. Effective January 26, 1998 (1) the Fund entered into an Administration and Accounting Services Agreement and a Transfer Agency Agreement with PFPC Inc. ("PFPC") whereby PFPC succeeds RSMC as Administrator, Accounting Agent and Transfer Agent of the Fund; (2) the Fund entered into a Secretarial Services Agreement with RSMC whereby RSMC continues to provide corporate secretarial services for the Fund; and
     (3) WTC entered into a Sub-Custodian Agreement with PNC Bank, N.A. ("PNC") whereby PNC provides sub-custodial services with respect to the Fund's portfolio securities. Also effective January 26, 1998, the Portfolio's front-end sales charge was eliminated and its Rule 12b-1 Plan was terminated.

     In addition, at a meeting of shareholders of the Fund held on February 23, 1998, shareholders approved, among other proposals, a change in the investment management structure of the Portfolio such that, pursuant to an advisory agreement between WTC and the Fund (the "Advisory Agreement"), WTC would be responsible for the day-to-day management of the Portfolio's assets without the use of any sub-advisers. Under the Advisory Agreement, WTC receives an annual fee equal to 0.55% of the Portfolio's average daily net assets. WTC has agreed to waive its fee or reimburse the Portfolio monthly to the extent that the Portfolio's operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets. In connection with the change in the investment management structure of the Portfolio, the name of the Fund was changed to The Rodney Square Strategic Equity Fund and the name of the Portfolio was changed to the Large Cap Growth Equity Portfolio.

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

================================================================================



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Multi-Manager Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Rodney Square Multi-Manager Fund - The Growth Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rodney Square Multi-Manager Fund - The Growth Portfolio at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                               /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
January 15, 1998
Except for Note 6, as to which the date is February 23, 1998

THE RODNEY SQUARE MULTI-MANAGER FUND -- THE GROWTH PORTFOLIO
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)

================================================================================



     By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Portfolio.

     The Growth Portfolio paid distributions of $3.101 per share from net long-term capital gains during the year ended December 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Growth Portfolio designated $11,758,959 as capital gain distributions for the fiscal year ended December 31, 1997. Of this total capital gain distribution amount, the Growth Portfolio made a 28 Percent Rate Gain distribution of $5,382,076 and a 20 Percent Rate Gain distribution of $6,376,883.

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                                       17

                      (This page intentionally left blank.)

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                                  Nina M. Webb

                                   ----------

                                    OFFICERS
                         Robert J. Christian, President
                          Nina M. Webb, Vice President
                   John J. Kelley, Vice President & Treasurer
                         Carl M. Rizzo, Esq., Secretary
                       Diane J. Drake, Assistant Secretary
                     Mary Jane Maloney, Assistant Secretary
                     John C. McDonnell, Assistant Treasurer

                                   ----------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                                   ----------

                             INVESTMENT ADVISER AND
                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001

                                   ----------

                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001

                                   ----------

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP

                                   ----------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP

                                   ----------

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.


RS19 - 12/97



the   RODNEY SQUARE
      MULTI-MANAGER FUND
      THE GROWTH PORTFOLIO


                                     [LOGO]



                                  ANNUAL REPORT
                                DECEMBER 31, 1997



                                       19